October 23, 2012

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.
Post-Effective Amendment No. 117 under the Securities Act of 1933 and Amendment No. 118 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Fund, Inc. (the “Fund”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A (Amendment No. 118 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of making material changes to the Global Fixed Income Series of the Fund (the “Series”) as well as to introduce a new share class of the Series. We intend for this Amendment to become effective approximately 60 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Director of Fund Documentation

Enclosures